Preparation basis (Details Textuals) - Rodati Services S.A. - Argentina	1 Months Ended
Jul. 31, 2018
Company's subsidiaries
Period of cumulative inflation in hyperinflationary economy	3 years
Minimum
Company's subsidiaries
Percentage of cumulative inflation in hyperinflationary economy	1